Securitizations and Variable Interest Entities, Involvement with Tax Credit VIEs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Income tax expense (benefit)	$ 2,087	$ 5,578	$ (1,157)
Involvement With Tax Credit VIEs Textual [Abstract]
Equity securities	64,414	72,886
Total loans	955,871	895,394
Unfunded credit commitments	$ 740,916	$ 686,721
VIEs that we do not consolidate [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Affordable housing tax credits commitment, payment period	3 years	3 years
Qualified affordable housing project investments, commitment	$ 4,800	$ 4,900
VIEs that we do not consolidate [Member] | Low-income housing tax credit investments [Member]
Variable Interest Entity [Line Items]
Proportional amortization of investments	1,549	1,545	1,407
Tax credits and other tax benefits	(1,834)	(1,783)	(1,639)
Income tax expense (benefit)	(285)	(238)	$ (232)
VIEs that we do not consolidate [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Maximum exposure to loss	28,000	24,700
VIEs that we do not consolidate [Member] | Reported value measurement [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Equity securities	18,700	17,000
Total loans	2,000	1,900
VIEs that we do not consolidate [Member] | Reported value measurement [Member] | Tax credit structures [Member] | Debt, guarantees, and other commitments [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Unfunded credit commitments	$ 7,300	$ 5,600